UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C.  20549

				FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institution Investment Manager Filing this Report:

Name:	POTOMAC ASSET MANAGEMENT COMPANY, INC.
	     3 BETHESDA METRO CENTER,    SUITE 530
	     BETHESDA, MARYLAND  20814

13f File Number:  801-16383

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Goodloe E. Byron, Jr.
Title:	President
Phone:	(301) 657-2300

Signature,     Place,     and Date of Signing:


Goodloe E. Byron, Jr.,  Bethesda, Maryland      February 9, 2000

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


			FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	51 data records

Form 13F Information Table Value Total:	$28,475


List of Other Included Managers:

  No.     13F File Number	Name

	NONE
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			INFORMATION TABLE



                                                POTOMAC ASSET MANAGEMENT COMPANY, INC.
                                                              FORM 13F
                                                          December 31, 1999

                                                                                                 Voting Authority
                                                                                             --------------------------
                                Title            Value   Shares/  Sh/ Put/ Invstmt    Other
Name of Issuer				of Class 	CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ------- -------- --------- -------- -------- --- ---- ------- ------------ -------- ----

ALLERGAN INC COM               COM                    211     4250 SH       Sole                     4250
AMERICAN HOME PRODS CORP       COM     026609107      560    14279 SH       Sole                    14279
AMERICAN INTERNATIONAL GROUP   COM     026874107      289     2670 SH       Sole                     2670
AMERICAN MANAGEMENT SYSTEMS, I COM                    249     7950 SH       Sole                     7950
AMERICAN POWER CONVERSION      COM     029066107      517    19600 SH       Sole                    19600
AMGEN INC                      COM     031162100      384     6400 SH       Sole                     6400
BANK OF NY CO INC              COM     064057102      340     8500 SH       Sole                     8500
BELL ATLANTIC CORP             COM     077853109      557     9048 SH       Sole                     9048
CARNIVAL CORPORATION           COM                    423     8850 SH       Sole                     8850
CISCO SYSTEMS                  COM     17275R102     1244    11610 SH       Sole                    11610
CITIGROUP INC                  COM     172967101      312     5600 SH       Sole                     5600
COLGATE-PALMOLIVE              COM     194162103      286     4400 SH       Sole                     4400
COMPUTER ASSOCIATES            COM     204912109      703    10050 SH       Sole                    10050
COOPER TIRE & RUBBER           COM                    300    19072 SH       Sole                    19072
CTS CORP                       COM     126501105      411     5450 SH       Sole                     5450
DAYTON HUDSON CORPORATION      COM                    257     3500 SH       Sole                     3500
EMC CORP                       COM     268648102     1172    10725 SH       Sole                    10725
EMERSON ELECTRIC               COM                    205     3566 SH       Sole                     3566
EXXON MOBILE                   COM                    619     7681 SH       Sole                     7681
GENERAL ELEC CO                COM     369604103      973     6290 SH       Sole                     6290
GLOBAL CROSSING LTD            COM                    242     4850 SH       Sole                     4850
GTE CORP                       COM     362320103      523     7414 SH       Sole                     7414
HEWLETT PACKARD CO             COM     428236103      343     3012 SH       Sole                     3012
HOME DEPOT INC                 COM     437076102     1052    15300 SH       Sole                    15300
ILLINOIS TOOL WORKS INC        COM                    218     3220 SH       Sole                     3220
INTEL CORPORATION              COM     458140100      809     9825 SH       Sole                     9825
INTERNATIONAL BUSINESS MACHINE COM     459200101      307     2848 SH       Sole                     2848
INTERNATIONAL PAPER            COM                    264     4675 SH       Sole                     4675
MCI WORLDCOM INC               COM     98155K102      751    14148 SH       Sole                    14148
MEDTRONIC INC COM              COM                    397    10900 SH       Sole                    10900
MELLON BANK CORP               COM                    276     8100 SH       Sole                     8100
MENS WEARHOUSE INC             COM                    272     9250 SH       Sole                     9250
MERCK & CO INC                 COM     589331107     1609    23949 SH       Sole                    23949
MICRO SYSTEMS INC.             COM                    795    10750 SH       Sole                    10750
MICROSOFT CORP                 COM     594918104      864     7400 SH       Sole                     7400
OMNICOM GROUP                  COM                    460     4600 SH       Sole                     4600
ORACLE CORP                    COM     68389X105      713     6361 SH       Sole                     6361
PEPSICO INC                    COM     713448108      382    10850 SH       Sole                    10850
PFIZER INC                     COM     717081103      207     6380 SH       Sole                     6380
PRICE T. ROWE                  COM     741477103      325     8800 SH       Sole                     8800
QUALCOMM INC                   COM     747525103     3213    18240 SH       Sole                    18240
SCHERING PLOUGH CORP           COM     806605101      219     5175 SH       Sole                     5175
SEALED AIR CORP                COM                    227     4375 SH       Sole                     4375
SEI INVESTMENTS COMPANY        COM                    256     2150 SH       Sole                     2150
SPRINT CORP FON GROUP          COM     852061100      660     9802 SH       Sole                     9802
SPRINT CORP PCS GROUP          COM     852061506      894     8725 SH       Sole                     8725
TECHNOLOGY SECTOR INDEX        COM     81369y803      222     4125 SH       Sole                     4125
TIME WARNER INC                COM     887315109      466     6450 SH       Sole                     6450
TYCO INTERNATIONAL LTD NEW     COM                    803    20600 SH       Sole                    20600
VALSPAR CORP                   COM                    275     6575 SH       Sole                     6575
VODAFONE AIRTOUCH PLC-SP ADR   COM                    417     8430 SH       Sole                     8430
REPORT SUMMARY                 51 DATA RECORDS      28475            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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